Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Earnings (loss) for the year	$ (108,138)	$ (17,213)	$ 24,908
Adjusted for:
Interest income	(300)	(590)	(228)
Items not involving cash:
Accretion of provision for site reclamation and closure	146	148	94
Amortization of flow-through share premium	(1,621)	(3,345)	(3,124)
Depreciation	297	343	341
Impairment expense	100,873	0	5,506
Interest expense	25	61	100
Net gain on disposition of mineral interests	0	468	48,390
Net loss from associates	3,858	6,182	5,880
Net (gain) loss on marketable securities	(373)	655	135
Gain on investments	(4,109)	0	0
Share-based compensation	859	1,351	1,669
Changes in non-cash working capital	410	(184)	(903)
Cash used in operating activities	(8,073)	(13,060)	(14,012)
Investing activities:
Acquisition of mineral interests, inclusive of transaction fees	(3,030)	0	(1,281)
Increase in restricted cash	0	0	(14)
Interest income	300	590	228
Marketable securities additions	(1,300)	0	(60)
Option payment received	0	125	310
Other investments additions	(2,063)	0	0
Proceeds from disposition of mineral interests, net of transaction costs	0	1,350	4,479
Proceeds from disposition of investment in associate, net of transaction costs	7,042	0	6,774
Proceeds from disposition of marketable securities, net of transaction costs	481	381	0
Property and Equipment additions	(35)	0	0
Cash provided by investing activities	1,395	2,446	10,435
Financing activities:
Proceeds net of share issue costs	4,468	7,838	10,864
Lease payments	(191)	(214)	(235)
Cash provided by financing activities	4,277	7,624	10,629
Effect of foreign exchange on cash	0	(6)	(2)
Increase (decrease) in cash	(2,401)	(2,996)	7,050
Cash, beginning of the year	7,313	10,309	3,259
Cash, end of the year	4,912	7,313	10,309
Universal Mineral Services (UMS) [member]
Investing activities:
Acquisition of Universal Mineral Services Ltd	$ 0	$ 0	$ (1)